Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2020
Statement [LineItems]
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)	As at
	April 30, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$103,750	$104,223	$78,275	$78,374
Other debt securities	56,635	55,671	52,222	52,370
Total debt securities at amortized cost, net of allowance for credit losses	160,385	159,894	130,497	130,744
Total loans, net of allowance for loan losses	746,970	750,367	684,608	688,154
Total financial assets not carried at fair value	$907,355	$910,261	$815,105	$818,898

FINANCIAL LIABILITIES
Deposits	$1,078,306	$1,080,445	$886,977	$892,597
Securitization liabilities at amortized cost	14,516	13,473	14,086	14,258
Subordinated notes and debentures	14,024	14,555	10,725	11,323
Total financial liabilities not carried at fair value	$1,106,846	$1,108,473	$911,788	$918,178

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2020	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2020	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$(8)	$–	$–	$–	$–
Other debt securities
Canadian issuers	–	–	–	–	–	–	–	–	–
Other issuers	9	–	–	7	–	3	(4)	15	3

	17	–	–	7	(8)	3	(4)	15	3
Non-trading financial assets at fair value through profit or loss
Securities	500	(12)	–	28	(20)	–	–	496	(17)
Loans	5	–	–	–	(2)	–	–	3	–

	505	(12)	–	28	(22)	–	–	499	(17)

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	–	–	–	–	–	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate and other debt	24	–	(4)	–	–	–	–	20	–
Equity securities
Common shares	1,518	–	(1)	9	76	–	–	1,602	–

Preferred shares	45	–	(19)	1	–	–	–	27	(19)
	$1,587	$–	$(24)	$10	$76	$–	$–	$1,649	$(19)

FINANCIAL LIABILITIES

Trading deposits[6]	$(4,209)	$628	$–	$(1,083)	$334	$–	$8	$(4,322)	$573
Derivatives[7]
Interest rate contracts	(85)	(12)	–	–	–	–	–	(97)	(10)
Foreign exchange contracts	–	11	–	–	2	–	–	13	11
Equity contracts	(1,024)	490	–	(27)	31	(1)	–	(531)	485

Commodity contracts	(19)	(66)	–	–	22	–	–	(63)	(50)

	(1,128)	423	–	(27)	55	(1)	–	(678)	436

Financial liabilities designated at fair value through profit or loss	(5)	58	–	(66)	6	–	–	(7)	58

Obligations related to securities sold short	(3)	–	–	–	–	–	3	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI).
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at April 30, 2020, consists of derivative assets of $0.3 billion (February 1, 2020 – $0.6 billion) and derivative liabilities of $1.0 billion (February 1, 2020 – $1.7 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$(8)	$–	$–	$–	$–
Other debt securities
Canadian issuers	3	–	–	–	(1)	–	(2)	–	–
Other issuers	1	–	–	7	(1)	12	(4)	15	3

	12	–	–	7	(10)	12	(6)	15	3
Non-trading financial assets at fair value through profit or loss
Securities	493	(4)	–	53	(46)	–	–	496	(14)

Loans	5	–	–	–	(2)	–	–	3	–

	498	(4)	–	53	(48)	–	–	499	(14)

Financial assets at fair value through other comprehensive income
Government and government-related securities
Other OECD government guaranteed debt	–	–	–	–	–	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate and other debt	24	–	(4)	–	–	–	–	20	–
Equity securities
Common shares	1,507	–	(1)	18	78	–	–	1,602	1

Preferred shares	44	–	(18)	1	–	–	–	27	(18)
	$1,575	$–	$(23)	$19	$78	$–	$–	$1,649	$(17)

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,092)	$523	$–	$(1,797)	$1,036	$–	$8	$(4,322)	$494
Derivatives[6]
Interest rate contracts	(83)	(22)	–	–	8	–	–	(97)	(15)
Foreign exchange contracts	(1)	10	–	–	3	1	–	13	11
Equity contracts	(925)	357	–	(58)	96	(1)	–	(531)	351

Commodity contracts	(17)	(69)	–	–	23	–	–	(63)	(53)

	(1,026)	276	–	(58)	130	–	–	(678)	294

Financial liabilities designated at fair value through profit or loss	(21)	65	–	(105)	54	–	–	(7)	65

Obligations related to securities sold short	–	–	–	–	–	(3)	3	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2020, consists of derivative assets of $0.3 billion (November 1, 2019 – $0.6 billion) and derivative liabilities of $1.0 billion (November 1, 2019 – $1.6 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities[1]

(millions of Canadian dollars)	Fair value as at February 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$(1)	$–	$–	$–	$47	$–	$46	$(1)
Other debt securities
Canadian issuers	1	–	–	–	–	1	–	2	–
Other issuers	9	–	–	–	(9)	18	–	18	–

	10	(1)	–	–	(9)	66	–	66	(1)
Non-trading financial assets at fair value through profit or loss
Securities	495	56	1	65	(170)	–	–	447	5

Loans	21	–	–	–	(1)	–	–	20	–

	516	56	1	65	(171)	–	–	467	5

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	210	14	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	559	–	–	–	–	–	(559)	–	–
Corporate and other debt	23	–	–	–	–	–	–	23	–
Equity securities
Common shares	1,495	–	(1)	14	24	–	–	1,532	(1)

Preferred shares	57	–	(8)	1	–	–	–	50	(9)
	$2,344	$14	$(9)	$15	$(200)	$–	$(559)	$1,605	$(10)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,465)	(188)	–	(82)	56	–	–	(3,679)	(189)
Derivatives[7]
Interest rate contracts	(64)	(12)	–	–	(1)	–	–	(77)	(11)
Foreign exchange contracts	2	–	–	–	–	(4)	–	(2)	–
Equity contracts	(699)	(190)	–	(37)	101	–	–	(825)	(179)

Commodity contracts	(8)	34	–	–	(11)	–	–	15	23

	(769)	(168)	–	(37)	89	(4)	–	(889)	(167)

Financial liabilities designated at fair value through profit or loss	(3)	18	–	(32)	4	–	–	(13)	14

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at April 30, 2019, consists of derivative assets of $0.6 billion (February 1, 2019 – $0.5 billion) and derivative liabilities of $1.5 billion (February 1, 2019 – $1.3 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities[1]

(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$(1)	$–	$–	$(3)	$47	$–	$46	$(1)
Other debt securities
Canadian issuers	1	–	–	–	–	1	–	2	–
Other issuers	16	1	–	–	(17)	19	(1)	18	–

	20	–	–	–	(20)	67	(1)	66	(1)
Non-trading financial assets at fair value through profit or loss
Securities	408	58	2	136	(178)	21	–	447	6

Loans	19	1	–	1	(1)	–	–	20	1

	427	59	2	137	(179)	21	–	467	7

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	24	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	(1)	–	–	–	–	23	(1)
Equity securities
Common shares	1,492	–	–	19	21	–	–	1,532	(1)

Preferred shares	135	–	(11)	1	(74)	–	(1)	50	(17)
	$2,413	$24	$(12)	$20	$(277)	$–	$(563)	$1,605	$(19)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,024)	(287)	–	(378)	10	–	–	(3,679)	(255)
Derivatives[7]
Interest rate contracts	(63)	(16)	–	–	2	–	–	(77)	(15)
Foreign exchange contracts	1	(1)	–	–	2	(4)	–	(2)	–
Equity contracts	(624)	(295)	–	(75)	169	–	–	(825)	(281)

Commodity contracts	27	(4)	–	–	(8)	–	–	15	3

	(659)	(316)	–	(75)	165	(4)	–	(889)	(293)

Financial liabilities designated at fair value through profit or loss	(14)	40	–	(49)	10	–	–	(13)	30

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at April 30, 2019, consists of derivative assets of $0.6 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.5 billion (November 1, 2018 – $1.2 billion), which have been netted in this table for presentation purposes only.

At fair value [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	April 30, 2020				October 31, 2019
	Level 1	Level 2	Level 3	Total[1]	Level 1	Level 2	Level 3	Total[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$3,017	$17,867	$–	$20,884	$395	$10,521	$–	$10,916
Provinces	–	8,586	–	8,586	–	8,510	8	8,518
U.S. federal, state, municipal governments, and agencies debt	–	18,829	–	18,829	–	19,133	–	19,133
Other OECD government guaranteed debt	–	4,115	–	4,115	–	4,132	–	4,132
Mortgage-backed securities	–	2,224	–	2,224	–	1,746	–	1,746
Other debt securities
Canadian issuers	–	5,252	–	5,252	–	5,129	3	5,132
Other issuers	–	14,938	15	14,953	–	13,547	1	13,548
Equity securities
Common shares	30,964	25	–	30,989	56,058	61	–	56,119
Preferred shares	36	–	–	36	57	–	–	57
Trading loans	–	13,156	–	13,156	–	12,482	–	12,482
Commodities	12,392	397	–	12,789	13,761	437	–	14,198

Retained interests	–	17	–	17	–	19	–	19

	46,409	85,406	15	131,830	70,271	75,717	12	146,000
Non-trading financial assets at fair value through profit or loss
Securities	235	5,261	496	5,992	229	3,985	493	4,707

Loans	–	2,673	3	2,676	–	1,791	5	1,796

	235	7,934	499	8,668	229	5,776	498	6,503
Derivatives
Interest rate contracts	19	22,019	–	22,038	22	14,794	–	14,816
Foreign exchange contracts	32	43,075	14	43,121	24	30,623	3	30,650
Credit contracts	–	88	–	88	–	16	–	16
Equity contracts	3	5,263	289	5,555	1	1,298	589	1,888

Commodity contracts	445	2,555	34	3,034	266	1,246	12	1,524

	499	73,000	337	73,836	313	47,977	604	48,894
Financial assets designated at fair value through profit or loss

Securities[2]	–	3,579	–	3,579	–	4,040	–	4,040

	–	3,579	–	3,579	–	4,040	–	4,040

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	16,560	–	16,560	–	9,663	–	9,663
Provinces	–	15,838	–	15,838	–	12,927	–	12,927
U.S. federal, state, municipal governments, and agencies debt	–	42,515	–	42,515	–	40,737	–	40,737
Other OECD government guaranteed debt	–	13,584	–	13,584	–	14,407	–	14,407
Mortgage-backed securities	–	4,640	–	4,640	–	5,437	–	5,437
Other debt securities
Asset-backed securities	–	12,781	–	12,781	–	15,888	–	15,888
Non-agency collateralized mortgage obligation portfolio	–	198	–	198	–	247	–	247
Corporate and other debt	–	8,885	20	8,905	–	7,810	24	7,834
Equity securities
Common shares	856	1	1,602	2,459	89	2	1,507	1,598
Preferred shares	163	–	27	190	198	–	44	242

Loans	–	3,035	–	3,035	–	2,124	–	2,124

	1,019	118,037	1,649	120,705	287	109,242	1,575	111,104

Securities purchased under reverse repurchase agreements	–	6,291	–	6,291	–	4,843	–	4,843

FINANCIAL LIABILITIES

Trading deposits	–	22,076	4,322	26,398	–	22,793	4,092	26,885
Derivatives
Interest rate contracts	14	22,962	97	23,073	19	14,404	83	14,506
Foreign exchange contracts	26	40,069	1	40,096	21	29,374	4	29,399
Credit contracts	–	215	–	215	–	420	–	420
Equity contracts	–	5,633	820	6,453	–	2,877	1,514	4,391

Commodity contracts	768	2,288	97	3,153	266	1,040	29	1,335

	808	71,167	1,015	72,990	306	48,115	1,630	50,051

Securitization liabilities at fair value	–	13,473	–	13,473	–	13,058	–	13,058

Financial liabilities designated at fair value through profit or loss	–	94,157	7	94,164	–	105,110	21	105,131

Obligations related to securities sold short[2]	1,599	27,132	–	28,731	878	28,778	–	29,656

Obligations related to securities sold under repurchase agreements	–	2,120	–	2,120	–	2,973	–	2,973

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).